Consolidated Balance Sheets (Parenthetical)	Jul. 15, 2021 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 14, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	May 10, 2016 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 1.0	$ 1.0
Common stock, shares authorized		300,000,000	300,000,000	300,000,000	300,000,000	300,000,000		50,000
Common stock, shares outstanding		20,256,099	20,256,099	15,000,000	15,000,000
Stock split	150,000